Fair Value of Financial Instruments (Fair Value Inputs Quantitative Information) (Details) $ in Millions	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	$ 261,189	$ 324,634
Liabilities Fair Value Disclosure [Abstract]
Liabilities measured at fair value | $	(10,376)	$ (15,484)
Ceded MRBs [Member] | Minimum [Member] | Premiums Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		80
Ceded MRBs [Member] | Minimum [Member] | Other Assets [Member] | Utilization Of Guaranteed Withdrawals [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		85
Ceded MRBs [Member] | Minimum [Member] | Other Assets [Member] | Claims Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		60
Ceded MRBs [Member] | Minimum [Member] | Other Assets [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		0.07
Ceded MRBs [Member] | Minimum [Member] | Other Assets [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		1
Ceded MRBs [Member] | Maximum [Member] | Other Assets [Member] | Utilization Of Guaranteed Withdrawals [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		100
Ceded MRBs [Member] | Maximum [Member] | Other Assets [Member] | Claims Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		100
Ceded MRBs [Member] | Maximum [Member] | Other Assets [Member] | Premiums Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		115
Ceded MRBs [Member] | Maximum [Member] | Other Assets [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		1.27
Ceded MRBs [Member] | Maximum [Member] | Other Assets [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		28
Ceded MRBs [Member] | Weighted Average [Member] | Other Assets [Member] | Utilization Of Guaranteed Withdrawals [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		94
Ceded MRBs [Member] | Weighted Average [Member] | Other Assets [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		0.86
Ceded MRBs [Member] | Weighted Average [Member] | Other Assets [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		14.59
Ceded MRBs [Member] | MRBs Liabilities [Member]
Liabilities Fair Value Disclosure [Abstract]
Liabilities measured at fair value | $	(2,078)
Significant Unobservable Inputs (Level 3) [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	12,298	$ 18,460
Liabilities Fair Value Disclosure [Abstract]
Liabilities measured at fair value | $	(7,710)	(10,675)
Significant Unobservable Inputs (Level 3) [Member] | Corporate Bonds [Member] | Fixed Maturity AFS Securities [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	201
Significant Unobservable Inputs (Level 3) [Member] | Hybrid And Redeemable Preferred Securities [Member] | Fixed Maturity AFS Securities [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	$ 3
Significant Unobservable Inputs (Level 3) [Member] | Hybrid And Redeemable Preferred Securities [Member] | Weighted Average [Member] | Fixed Maturity AFS Securities [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	1.5
Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	$ 4
Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member] | Weighted Average [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Equity securities, measurement input	4.5
Significant Unobservable Inputs (Level 3) [Member] | State And Municipal Bonds [Member] | Fixed Maturity AFS Securities [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	$ 35
Significant Unobservable Inputs (Level 3) [Member] | State And Municipal Bonds [Member] | Weighted Average [Member] | Fixed Maturity AFS Securities [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	2.3
Significant Unobservable Inputs (Level 3) [Member] | ABS [Member] | Fixed Maturity AFS Securities [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	$ 15
Significant Unobservable Inputs (Level 3) [Member] | ABS [Member] | Weighted Average [Member] | Fixed Maturity AFS Securities [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	1.4
Significant Unobservable Inputs (Level 3) [Member] | MRBs Assets [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	$ 2,807
Significant Unobservable Inputs (Level 3) [Member] | Ceded MRBs [Member] | Other Assets [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	$ 540
Significant Unobservable Inputs (Level 3) [Member] | Ceded MRBs [Member] | Weighted Average [Member] | Other Assets [Member] | Utilization Of Guaranteed Withdrawals [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	94
Significant Unobservable Inputs (Level 3) [Member] | Ceded MRBs [Member] | Weighted Average [Member] | Other Assets [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	1.73
Significant Unobservable Inputs (Level 3) [Member] | Ceded MRBs [Member] | Weighted Average [Member] | Other Assets [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	14.47
Significant Unobservable Inputs (Level 3) [Member] | Indexed Annuity Ceded Embedded Derivatives [Member] | Other Assets [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	$ 525
Significant Unobservable Inputs (Level 3) [Member] | LPR Ceded Derivative [Member] | Other Assets [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $	$ 212
Significant Unobservable Inputs (Level 3) [Member] | LPR Ceded Derivative [Member] | Weighted Average [Member] | Other Assets [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	1.75
Significant Unobservable Inputs (Level 3) [Member] | Ceded MRBs [Member] | Other Liabilities [Member]
Liabilities Fair Value Disclosure [Abstract]
Liabilities measured at fair value | $	$ (246)
Significant Unobservable Inputs (Level 3) [Member] | Future Contract Benefits - Indexed Annuity Embedded Derivatives [Member]
Liabilities Fair Value Disclosure [Abstract]
Liabilities measured at fair value | $	$ (4,845)
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Corporate Bonds [Member] | Fixed Maturity AFS Securities [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $		$ 3,736
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input		1.5
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Corporate Bonds [Member] | Minimum [Member] | Fixed Maturity AFS Securities [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input		0.1
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Corporate Bonds [Member] | Minimum [Member] | Fixed Maturity AFS Securities [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	(0.2)
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Corporate Bonds [Member] | Maximum [Member] | Fixed Maturity AFS Securities [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input		4.9
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Corporate Bonds [Member] | Maximum [Member] | Fixed Maturity AFS Securities [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	4.2
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Corporate Bonds [Member] | Weighted Average [Member] | Fixed Maturity AFS Securities [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	2.1
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Foreign Government Bonds [Member] | Fixed Maturity AFS Securities [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $		$ 41
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input		6.0
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Foreign Government Bonds [Member] | Minimum [Member] | Fixed Maturity AFS Securities [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input		1.3
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Foreign Government Bonds [Member] | Maximum [Member] | Fixed Maturity AFS Securities [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input		8.0
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Hybrid And Redeemable Preferred Securities [Member] | Fixed Maturity AFS Securities [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $		$ 7
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Hybrid And Redeemable Preferred Securities [Member] | Fixed Maturity AFS Securities [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input		1.7
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Hybrid And Redeemable Preferred Securities [Member] | Minimum [Member] | Fixed Maturity AFS Securities [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	1.5	1.7
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Hybrid And Redeemable Preferred Securities [Member] | Maximum [Member] | Fixed Maturity AFS Securities [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	1.5	1.7
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Equity Securities [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $		$ 21
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Equity Securities [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Equity securities, measurement input		6.1
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Equity Securities [Member] | Minimum [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Equity securities, measurement input	4.5	4.5
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Equity Securities [Member] | Maximum [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Equity securities, measurement input	4.5	6.7
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | State And Municipal Bonds [Member] | Minimum [Member] | Fixed Maturity AFS Securities [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	1.2
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | State And Municipal Bonds [Member] | Maximum [Member] | Fixed Maturity AFS Securities [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	2.4
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | ABS [Member] | Minimum [Member] | Fixed Maturity AFS Securities [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	1.4
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | ABS [Member] | Maximum [Member] | Fixed Maturity AFS Securities [Member] | Liquidity/Duration Adjustment [Member]
Liabilities Fair Value Disclosure [Abstract]
Fixed maturity AFS and trading securities, measurement input	1.4
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | MRBs Assets [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $		$ 1,888
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Other Assets [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $		4,114
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Other Liabilities [Member]
Liabilities Fair Value Disclosure [Abstract]
Liabilities measured at fair value | $		$ (17)
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Assets [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		1
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Assets [Member] | Long-term Lapse Rate [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	1
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Assets [Member] | Utilization Of Guaranteed Withdrawals [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	85
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Assets [Member] | Claims Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	60
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Assets [Member] | Premiums Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	80
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Assets [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	0.35
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Assets [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	1
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Liabilities [Member] | Long-term Lapse Rate [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input		1
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Assets [Member] | Long-term Lapse Rate [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	30	30
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Assets [Member] | Utilization Of Guaranteed Withdrawals [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	100
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Assets [Member] | Claims Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	100
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Assets [Member] | Premiums Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	115
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Assets [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	2.41
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Assets [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	28
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Liabilities [Member] | Long-term Lapse Rate [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input		30
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | MRBs Liabilities [Member]
Liabilities Fair Value Disclosure [Abstract]
Liabilities measured at fair value | $		$ (4,399)
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Indexed Annuity Ceded Embedded Derivatives [Member] | Other Assets [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $		$ 528
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Indexed Annuity Ceded Embedded Derivatives [Member] | Minimum [Member] | Other Assets [Member] | Long-term Lapse Rate [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	0	0
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Indexed Annuity Ceded Embedded Derivatives [Member] | Maximum [Member] | Other Assets [Member] | Long-term Lapse Rate [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	9	9
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | LPR Ceded Derivative [Member] | Other Assets [Member]
Assets Fair Value Disclosure [Abstract]
Assets Fair Value Disclosure | $		$ 318
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | LPR Ceded Derivative [Member] | Minimum [Member] | Other Assets [Member] | Long-term Lapse Rate [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	0	0
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | LPR Ceded Derivative [Member] | Minimum [Member] | Other Assets [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	0.35
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | LPR Ceded Derivative [Member] | Maximum [Member] | Other Assets [Member] | Long-term Lapse Rate [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	1.55	1.65
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | LPR Ceded Derivative [Member] | Maximum [Member] | Other Assets [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input	2.41
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Liabilities [Member] | Long-term Lapse Rate [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	1
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Liabilities [Member] | Utilization Of Guaranteed Withdrawals [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	85	85
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Liabilities [Member] | Claims Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	60	60
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Liabilities [Member] | Premiums Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	80	80
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Liabilities [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	0.35	0.07
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Liabilities [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input		1
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Liabilities [Member] | Long-term Lapse Rate [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	30
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Liabilities [Member] | Utilization Of Guaranteed Withdrawals [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	100	100
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Liabilities [Member] | Claims Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	100	100
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Liabilities [Member] | Premiums Utilization Factor [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	115	115
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Liabilities [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	2.41	1.27
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Liabilities [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input		28
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Weighted Average [Member] | Other Liabilities [Member] | Utilization Of Guaranteed Withdrawals [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	94	94
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Weighted Average [Member] | Other Liabilities [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	1.73	0.86
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Weighted Average [Member] | Other Liabilities [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input		14.59
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Ceded MRBs [Member] | Minimum [Member] | Other Liabilities [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	1
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Ceded MRBs [Member] | Maximum [Member] | Other Liabilities [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	28
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Ceded MRBs [Member] | Ceded MRBs [Member] | Weighted Average [Member] | Other Liabilities [Member] | Volatility [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	14.47
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | LPR Ceded Derivative [Member] | Other Assets [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		0.84
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | LPR Ceded Derivative [Member] | Minimum [Member] | Other Assets [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		0.07
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | LPR Ceded Derivative [Member] | Maximum [Member] | Other Assets [Member] | NPR [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative assets, measurement input		1.27
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Future Contract Benefits - Indexed Annuity Embedded Derivatives [Member]
Liabilities Fair Value Disclosure [Abstract]
Liabilities measured at fair value | $		$ (6,062)
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Future Contract Benefits - Indexed Annuity Embedded Derivatives [Member] | Minimum [Member] | Long-term Lapse Rate [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	0	0
Significant Unobservable Inputs (Level 3) [Member] | Discounted Cash Flow Valuation Technique [Member] | Future Contract Benefits - Indexed Annuity Embedded Derivatives [Member] | Maximum [Member] | Long-term Lapse Rate [Member]
Liabilities Fair Value Disclosure [Abstract]
Derivative liability, measurement input	9	9